NOTE 8 – RELATED PARTY FOUNDER’S SHARE ISSUANCES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
NOTE 8 – RELATED PARTY FOUNDER’S SHARE ISSUANCES

NOTE 6 – RELATED PARTY FOUNDER’S SHARE ISSUANCES

On March 2, 2017, the Company issued an aggregate of 175,000,000 shares of its common stock, $0.001 par value, as Founder’s Shares with $-0- value.

Of these original Founder’s Shares 80,000,000 were issued to the Company’s officers, 75,000,000 to an entity controlled by one of the Company’s directors, and 20,000,000 to outside consultants who assisted with the Company’s formation and early organization.

NOTE 8 – RELATED PARTY FOUNDER’S SHARE ISSUANCES

On March 2, 2017, the Company issued an aggregate of 175,000,000 shares of its common stock, $0.001 par value, as Founder’s Shares with $-0- value.

Of these original Founder’s Shares 80,000,000 were issued to the Company’s officers, 75,000,000 to an entity controlled by one of the Company’s directors, and 20,000,000 to outside consultants who assisted with the Company’s formation and early organization.